Redeemable Convertible Preference Shares (Tables)	12 Months Ended
Dec. 31, 2025
Redeemable Convertible Preference Shares [Abstract]
Schedule of Redeemable Convertible Preference Shares
	As of December 31, 2024	As of December 31, 2025
	MYR	MYR	USD
- Non-current	6,213,040	–	–
- Current	3,377,330	6,583,486	1,623,147
	9,590,370	6,583,486	1,623,147

Schedule of Preference Shares Activities

The Group’s preference shares activities for the year ended December 31, 2023, 2024 and 2025 are summarized below:

	Agroz Inc. RCPS		Agroz Group RCPS
	(note (b))		(note (a))
	No. of shares	Amount	No. of shares	Amount	Total Amount
As of January 1, 2023	–	–	2,500,000	2,500,000	2,500,000
Issuance	604,870	6,942,953	500,000	500,000	7,442,953
Redemption	–	–	(3,000,000)	(3,000,000)	(3,000,000)
Issuance	–	(459,417)	–	–	(459,417)
As of December 31, 2023 and January 1, 2024	604,870	6,483,536	–	–	6,483,536
Issuance	714,979	7,989,890	–	–	7,989,890
Conversion	(419,929)	(4,389,989)	–	–	(4,389,989)
Equity component	–	(321,679)	–	–	(321,679)
Foreign exchange loss	–	(171,388)	–	–	(171,388)
As of December 31, 2024 and January 1, 2025	899,920	9,590,370	–	–	9,590,370
Redemption	(40,000)	(378,855)	–	–	(378,855)
Conversion	(180,000)	(1,704,846)	–	–	(1,704,846)
Modification	–	(37,092)			(37,092)
Foreign exchange loss	–	(886,091)	–	–	(886,091)
As of December 31, 2025	679,920	6,583,486	–	–	6,583,486
As of December 31, 2025 (USD)	679,920	1,623,147	–	–	1,623,147

Schedule of Fair Value of a Similar Liability on Initial Recognition

The key valuation assumptions used to determine the fair value of a similar liability on initial recognition are as follows:

	December 22, 2023	January 10, 2024	March 20, 2024	June 6, 2024	September 18, 2024	October 23, 2024	December 21, 2025
	(date of issuance)	(date of issuance)	(date of issuance)	(date of issuance)	(date of issuance)	(date of issuance)	(date of extension)
Credit spread	7.60%	7.84%	7.86%	7.22%	6.58%	5.63%	7.60%
Risk free rate	4.32%	4.38%	4.64%	4.74%	3.62%	4.07%	4.32%
Country risk premium	1.31%	1.31%	1.31%	1.31%	1.19%	1.19%	1.31%
Liquidity premium	0.68%	0.68%	0.68%	0.68%	0.68%	0.68%	0.68%
Credit rating	B to below CCC	B to below CCC	B to below CCC	B to below CCC	B to below CCC	B to below CCC	B to below CCC